LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES
NOTE 9:-	LEASES

The Company entered into various non-cancelable operating lease agreements for certain of their offices and facilities, expiring between 2022 and 2027. Components of operating lease expense were as follows:

	Year ended December 31,
	2022	2021	2020

Operating lease expenses *)	$2,054	$2,167	$2,139
Short-term lease expenses	355	224	222
Total lease expenses	$2,409	$2,391	$2,361

*)    Operating lease expenses were mainly paid in cash during the years ended December 31, 2022, 2021 and 2020.

As of December 31, 2022 and 2021, the Company’s operating leases had a weighted average remaining lease term of 2.26 and 2.55 years, respectively, and a weighted average discount rate of 4.8% and 4.5%, respectively.

Future lease payments under operating leases as of December 31, 2022 were as follows:

2023	$1,934
2024	1,633
2025	341
2026	36
2027	4
Total future lease payments	3,948
Less imputed interest	117
Total lease liability balance	$3,831